Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Valuation allowance	$ 5,509	$ 4,751
Mexico [Member]
Income Taxes (Details) [Line Items]
Valuation allowance	15,600
Deferred [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	24,900
State [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	10,300
Foreign [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 25,400